PREPAID AND OTHER CURRENT ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2021
PREPAID AND OTHER CURRENT ASSETS, NET
Schedule of Prepaid and Other Current Assets, Net

	As of December 31,
	2020	2021
	RMB	RMB
Amount due from Xihua Group (Note i)	49,800	49,800
Receivable from Zhenjiang operating rights (Note ii)	35,000	35,000
Prepaid input value-added tax	4,069	3,651
Staff advances	3,723	2,496
Rental deposits	2,826	1,289
Prepayments to suppliers	9,209	5,799
Subsidy receivable (Note iii)	4,567	—
Loans to third parties (Note iv)	—	4,188
Others (Note v)	8,510	7,737
Total before allowance for doubtful accounts	117,704	109,960
Less: allowance for doubtful accounts	(70)	(70)
Total	117,634	109,890

Schedule of Allowance for Doubtful Accounts

	As of December 31,
	2020	2021
	RMB	RMB
Balance at beginning of year	(4,339)	(70)
Addition (Note vi)	(1,046)	(869)
Written off (Note vi)	5,315	869
Balance at end of year	(70)	(70)